Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings Per Share

	2024	2023	2022
Income attributable to Shell plc shareholders ($ million)	16,094	19,359	42,309

Weighted average number of shares used as the basis for determining:
Basic earnings per share (million of shares)	6,299.6	6,733.5	7,347.5
Diluted earnings per share (million of shares)	6,363.7	6,799.8	7,410.5